SEGMENT REPORTING - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
SEGMENT REPORTING

16.         SEGMENT REPORTING

The Company is engaged primarily in the ocean transportation of crude oil and petroleum products in the international market through the ownership and operation of a diversified fleet of vessels. The shipping industry has many distinct market segments based, in large part, on the size and design configuration of vessels required and, in some cases, on the flag of registry. Rates in each market segment are determined by a variety of factors affecting the supply and demand for vessels to move cargoes in the trades for which they are suited. Tankers are not bound to specific ports or schedules and therefore can respond to market opportunities by moving between trades and geographical areas. The Company’s vessels regularly navigate in international waters, over hundreds of trade routes, to hundreds of ports and, as a result, the disclosure of geographic information is impracticable. The Company charters its vessels primarily on voyage charters and on time charters.

The Company has two reportable segments, Crude Tankers and Product Carriers. The NT Suez investment in included in the Crude Tankers Segment. Segment results are evaluated based on (loss) income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

Results for the Company’s revenue and (loss) income from operations by segment for the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, are as follows:

	Crude	Product
	Tankers	Carriers	Total
Nine Months Ended December 31, 2018
Revenue	$94,783,000	$180,690,330	$275,473,330
Vessel expenses	(23,577,059)	(61,628,790)	(85,205,849)
Voyage expenses	(41,177,673)	(96,596,201)	(137,773,874)
Depreciation and amortization	(23,812,293)	(42,289,077)	(66,101,370)
Loss on sale of vessels	—	(19,970,075)	(19,970,075)
General, administrative and management fees(1)	(3,403,560)	(8,658,459)	(12,062,019)
(Loss) income from operations	$2,812,415	$(48,452,272)	$(45,639,857)
Year Ended March 31, 2018
Revenue	$116,826,883	$186,116,353	$302,943,236
Vessel expenses	(30,904,026)	(78,271,933)	(109,175,959)
Voyage expenses	(54,964,336)	(34,947,549)	(89,911,885)
Depreciation and amortization	(31,344,343)	(55,280,187)	(86,624,530)
General, administrative and management fees(1)	(3,785,523)	(12,356,945)	(16,142,468)
(Loss) income from operations	$(4,171,345)	$5,259,739	$1,088,394
Equity income	$32,953	$—	$32,953
Year Ended March 31, 2017
Revenue	$136,230,604	$167,566,579	$303,797,183
Vessel expenses	(26,586,288)	(76,413,667)	(102,999,955)
Voyage expenses	(42,246,158)	(1,097,447)	(43,343,605)
Depreciation and amortization	(26,616,382)	(54,432,009)	(81,048,391)
General, administrative and management fees(1)	(3,583,572)	(11,490,274)	(15,073,846)
Income from operations	$37,198,204	$24,133,182	$61,331,386
Equity income	$(26,628)	$—	$(26,628)
(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on a formula).

The reconciliations of total assets of the segments to amounts included in the consolidated balance sheets are as follows:

	December 31,	March 31,
	2018	2018
Crude Tankers	$758,372,068	$778,059,153
Product Carriers	885,220,388	986,293,935
Corporate unrestricted cash and cash equivalents	2,507,658	4,776,106
Other unallocated amounts	3,754,621	796,664
Consolidated total assets	$1,649,854,735	$1,769,925,858